Schedule Of Effect On Earnings And Loss Per Share (Details) $ / shares in Units, $ in Thousands	12 Months Ended
Jun. 30, 2025 USD ($) $ / shares shares
Previously stated [member]
IfrsStatementLineItems [Line Items]
Loss from continuing operations | $	$ (14,440)
Profit from discontinued operations | $	1,648
Loss for the year | $	$ (12,792)
Weighted average Class A Ordinary Shares | shares	6,655
Basic loss per share from continuing operations	$ (2.17)
Diluted loss per share from continuing operations	(2.17)
Basic earnings per share from discontinued operations	0.25
Diluted earnings per share from discontinued operations	0.25
Basic loss per share	(1.92)
Diluted loss per share	$ (1.92)
Restatement [member]
IfrsStatementLineItems [Line Items]
Loss from continuing operations | $	$ (17,306)
Profit from discontinued operations | $	1,648
Loss for the year | $	$ (15,658)
Weighted average Class A Ordinary Shares | shares	6,655
Basic loss per share from continuing operations	$ (2.60)
Diluted loss per share from continuing operations	(2.60)
Basic earnings per share from discontinued operations	0.25
Diluted earnings per share from discontinued operations	0.25
Basic loss per share	(2.35)
Diluted loss per share	$ (2.35)